9. Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Schedule of Valuation Assumptions
	2009 modification	2008 modification
Risk-free interest rate	1.51%	2.00%
Dividend yield	0.00%	0.00%
Volatility	143.83%	125.27%
Expected life	3 years	3.29 years

Summary of warrant-related activity
							Weighted
							Average
			Outstanding at			Outstanding at	Remaining Contractual
	Exercise	Expiration	December 31,			December 31,	Life (Years) at
Class	Price	Date	2011	Exercised	Expired	2012	December 31, 2012

A	$ 10.00	May 20, 2012	108,000	-	(108,000)	-	0
B	50.00	May 20, 2013	114,000	-	0	114,000	0.4
C	110.00	May 20, 2014	114,000	-	0	114,000	1.4
			336,000	-	(108,000)	228,000	0.9

							Weighted
							Average
			Outstanding at			Outstanding at	Remaining Contractual
	Exercise	Expiration	December 31,			December 31,	Life (Years) at
Class	Price	Date	2010	Exercised	Expired	2011	December 31, 2011

A	$ 10.00	May 20, 2012	108,000	-	-	108,000	0.4
B	50.00	May 20, 2013	114,000	-	-	114,000	1.4
C	110.00	May 20, 2014	114,000	-	-	114,000	2.4
			336,000	-	-	336,000	1.4